Average Annual Total Returns - Anfield U.S. Equity Sector Rotation ETF		12 Months Ended	60 Months Ended	73 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [2]
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.88%	14.42%	15.21%
Anfield U.S. Equity Sector Rotation ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		20.68%	13.60%	14.66%
Performance Inception Date		Dec. 16, 2019
Anfield U.S. Equity Sector Rotation ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		14.30%	11.91%	13.17%
Anfield U.S. Equity Sector Rotation ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		15.08%	10.54%	11.59%

[1]	The S&P 500 Total Return Index is a market capitalization-weighted index of 500 widely held common stocks. Investors may not invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.
[2]	Inception date is December 16, 2019.